Payables and Accrued Charges	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Payables and Accrued Charges
Note 16	Payables and Accrued Charges

Trade and other payables and accrued charges mainly consist of amounts owed to suppliers, contractors, employees and shareholders that have been invoiced or accrued.

Payables and accrued charges as at December 31 were comprised of:

	2017	2016	38% Total trade accounts included in payables and accrued changes at December 31, 2017 (unaudited)
Trade accounts	$306	$340
Accrued compensation	98	76
Dividends	84	84
Current portion of asset retirement obligations and accrued environmental costs (Note 18)	72	58
Deferred revenue	51	59
Accrued transaction costs (Note 32)	42	–
Current portion of pension and other post-retirement benefits (Note 26)	35	32
Accrued interest	33	35
Income taxes (Note 8)	16	25
Other payables and other accrued charges	70	63

	$807	$772